Document and Entity Information	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	Kaltura, Inc.
Entity File Number	001-40644
Entity Tax Identification Number	20-8128326
Entity Address, Address Line One	860 Broadway
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	(646)
Local Phone Number	290-5445
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Central Index Key	0001432133
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Trading Symbol	KLTR